Intangible assets, net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Intangible assets, net
2023	$ 2,476,172
2024	3,353,460
2025	2,604,144
2026	1,832,526
Thereafter	264,536
Intangible assets, net	10,530,838		$ 15,332,396
Intangible assets
Intangible assets, gross	46,768,619		52,302,731
Less: accumulated amortization	(36,237,781)		(36,970,335)
Total	10,530,838		15,332,396
Impaired or pledged intangible assets	0	$ 0
Additions to intangible assets	0	209,469
Disposals to intangible assets	0	0
Amortization expenses	3,327,665	$ 3,948,391
Software
Intangible assets
Intangible assets, gross	6,016,013		6,073,217
Courseware
Intangible assets
Intangible assets, gross	29,071,150		32,954,121
Copyrights
Intangible assets
Intangible assets, gross	$ 11,681,456		$ 13,275,393